Related Party Transactions - Remuneration of key management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Short-term remuneration & compensation	€ 777	€ 556
Post-employement benefits	29	20
Share based payment	118	117
Total	€ 924	€ 693